Condensed Statements of Cash Flows - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Cash flows from Operating Activities:
Net Loss	$ (60,065)	$ (43,751)
Adjustments to reconcile net loss to net cash used in operating activities:
Formation and operating costs paid by Sponsor under Promissory Note - Related Party	60,065	43,751
Accrued offering costs
Net cash provided by operating activities
Cash flows from Financing Activities:
Proceeds from issuance of ordinary shares to Sponsor
Payment of offering costs
Net cash provided by financing activities
Net Change in Cash
Cash - Beginning of period
Cash - End of period
Supplemental Disclosures of Noncash Financing Activities
Deferred offering costs included in promissory note	130,254	264,009
Deferred offering costs included in accrued offering costs	35,000	35,000
Founder shares issued for subscription fee receivable	$ 25,000	$ 25,000